UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

U.S. Government Securities Fund

[photo from ground level looking up at the Washington D.C. Capital building's rotunda ceiling - back of the George Washington statue in the foreground]

Understanding the yield curve

Annual report for the year ended August 31, 2007

U.S. Government Securities FundSM seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Contents

Letter to shareholders	1
The value of a long-term perspective	3
Feature report: Understanding the yield curve	4
Summary investment portfolio	8
Financial statements	11
Board of trustees and other officers	27
What makes American Funds different?	back cover

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2007 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 3.75% maximum sales charge	+0.67%	+2.18%	+4.56%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.79%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 18 and 19 for details.

The fund’s 30-day yield for Class A shares as of September 30, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 4.34% (4.31% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.25% (4.22% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 22.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

[photo of the Washington D.C. Capital building's rotunda ceiling]

The fiscal year for U.S. Government Securities Fund ended during a period of unusual volatility that lifted returns on U.S. Treasuries while selectively dampening returns in other sectors of the bond market. As a result, shareholders enjoyed a modest gain in share price in addition to their income return.

For the 12 months ended August 31, 2007, shareholders received monthly dividends totaling about 59 cents a share — an increase of about 10% over the previous year. Shareholders who reinvested dividends recorded an income return of 4.5%, while those who took dividends in cash had an income return of 4.4%. Over the same time period, the fund’s share price rose three cents to $13.35 a share.

The fund’s reinvested dividends, combined with the higher share price, produced a total return of 4.7% for the fiscal year. In comparison, the unmanaged Citigroup Treasury/Government Sponsored/Mortgage Index returned 5.6%, while the Lipper General U.S. Government Funds Average posted a 4.1% return. The higher return for the index is mainly attributable to the higher percentage of Treasuries that compose that benchmark and the absence of management fees.

Bond market overview

The first eight months of the current fiscal year, which began September 1, 2006, were relatively supportive for government securities. Bond yields fluctuated within a fairly narrow trading range, as investors anticipated weaker economic growth in 2007 and, consequently, a decrease in the federal funds target rate. Weaker growth did materialize in early 2007, but the Federal Reserve held firm and did not lower the federal funds rate until after the close of the fiscal year.

In contrast, the final four months of the fiscal year wrought significant changes in investor sentiment that led to higher volatility and a sharp divergence in the bond market. First, bond yields began to rise in early May, as economic data pointed to a strengthening of the economy despite continued weakness in the housing sector. Then, concerns about subprime mortgages prompted a reevaluation of risk premiums that weighed heavily on lower rated bonds and portions of the structured debt market. By mid-July, a flight to quality began that ignited a rally in the Treasury market, but left some riskier pockets of the bond market without a bid — a rare occurrence of illiquidity that roiled stocks and bonds alike.

These events, coupled with lingering concerns about the breadth of weakness in the housing market and its ability to slow the economy, helped move the Federal Reserve to action. On September 18, it cut the federal funds rate half a point to 4.75% — a welcome balm for the troubled markets.

Treasury yields ended the fiscal year sharply lower (as can be seen in the chart on the next page), providing that sector with some of the biggest gains. Results for other sectors varied considerably. Among secured debt obligations, government-supported mortgage-backed bonds fared well, but many other forms of privately originated secured debt lagged the market.

[Begin Sidebar]
Class A share results at a glance

Average annual total returns for periods ended August 31, 2007, with all distributions reinvested

	1 year	5 years	10 years	Lifetime*

U.S. Government Securities Fund	+4.72%	+3.15%	+5.02%	+6.63%
Citigroup Treasury/Government Sponsored/Mortgage Index†	+5.57	+4.00	+5.96	+7.70
Lipper General U.S. Government Funds Average	+4.08	+2.86	+5.01	+6.61

*Since October 17, 1985.
† The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[End Sidebar]

How the fund responded

The portfolio counselors of U.S. Government Securities Fund manage the portfolio with a long-term investment perspective that strives to protect principal while uncovering attractive opportunities during market fluctuations. During such periods, they may seek to lighten up on holdings that, in their estimation, become overvalued by the market and to add bonds that appear to be undervalued.

In making those determinations, portfolio counselors rely on the fundamental research of the fund’s investment analysts, as well as the economic and market research of our economists, technical analysts and bond traders. These issuer-specific and big picture outlooks help drive investment decisions and, during the recent fiscal year, led to several portfolio adjustments.

During the year, the fund’s counselors lowered exposure to U.S. Treasuries, bringing the portfolio weighting to 26.9% from 38.4%. Though Treasuries rallied during the last two months of the fiscal year, fund counselors believed there were more attractive long-term values to be found in other high-quality issues, specifically among mortgage-related bonds.

With this in mind, portfolio counselors steadily increased the fund’s exposure to mortgage-backed obligations, bringing the portfolio weighting to 52.7% of assets at year-end from 46.7% last year. Much of this increase stems from the fund’s amended guidelines (discussed in our last annual report), which allows the fund to invest up to 20% of assets in nongovernment structured securities rated AAA. In conjunction, the fund began adding AAA-rated asset-backed securities, which accounted for 5.3% of assets by year-end. Most of these high-quality structured securities provide yields that are appreciably higher than Treasuries and comparable government-supported mortgage-backed obligations.

Overall, U.S. Government Securities Fund ended the year with more than 370 individual bond holdings and 83% of portfolio assets in securities sponsored or guaranteed by the government.

[Begin Sidebar]
Treasury yield curves

[begin line chart]
	8/31/2006	8/31/2007

3 month	5.030%	4.106%
6 month	5.104	4.201
2 year	4.775	4.132
3 year	4.702	4.145
5 year	4.689	4.244
10 year	4.726	4.529
30 year	4.877	4.822
[end line chart]
Source: Bloomberg
[End Sidebar]

Quality matters

As recently demonstrated, government securities have provided a safe haven when markets are troubled, making them an essential portfolio component for prudent long-term investors. Additionally, U.S. Treasuries afford a unique window into developing market conditions and sentiments. To learn more about this analytic capability, please read our feature article, “Understanding the yield curve,” beginning on page 4.

Finally, many of the concerns that roiled the bond market this summer — housing, subprime mortgages, a diminished appetite for risk and worries about the economy — are likely to linger into the year ahead. In this environment, we believe that U.S. Government Securities Fund will continue to provide reliable income and remain an oasis of calm for our shareholders. As always, the fund’s counselors will keep close watch on market developments and manage the fund with a conservative hand.

We thank you for your support and look forward to updating you on the fund’s progress in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ John H. Smet
John H. Smet
President

October 12, 2007

For current information about the fund, visit americanfunds.com.

The value of a long-term perspective

How a $10,000 investment has grown (for the period October 17, 1985, to August 31, 2007, with dividends reinvested)

Fund figures reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2

[begin mountain chart]
Year ended August 31	U.S. Government Securities Fund	Citigroup Treasury/Government Sponsored/Mortgage Index[3]	Consumer Price Index[5]	Lipper General U.S. Government Funds Average[4]

10/17/1985	$9,625	$10,000	$10,000	$10,000
8/31/1986	$10,919	$11,900	$10,092	$11,900
8/31/1987	$11,095	$12,029	$10,524	$11,803
8/31/1988	$12,028	$13,015	$10,948	$12,605
8/31/1989	$13,210	$14,707	$11,463	$13,957
8/31/1990	$14,280	$15,806	$12,107	$14,750
8/31/1991	$16,025	$18,102	$12,567	$16,727
8/31/1992	$18,126	$20,516	$12,962	$18,841
8/31/1993	$20,372	$22,688	$13,321	$20,921
8/31/1994	$19,621	$22,386	$13,707	$20,285
8/31/1995	$21,308	$24,841	$14,066	$22,328
8/31/1996	$22,023	$25,879	$14,471	$22,902
8/31/1997	$24,023	$28,397	$14,793	$24,989
8/31/1998	$26,353	$31,484	$15,032	$27,710
8/31/1999	$26,342	$31,736	$15,373	$27,434
8/31/2000	$28,204	$34,245	$15,897	$29,305
8/31/2001	$31,224	$38,265	$16,329	$32,495
8/31/2002	$33,581	$41,656	$16,624	$35,155
8/31/2003	$34,350	$42,810	$16,983	$35,643
8/31/2004	$35,894	$45,246	$17,433	$37,232
8/31/2005	$37,054	$47,074	$18,068	$38,412
8/31/2006	$37,438	$48,010	$18,758	$38,782
8/31/2007	$39,205	$50,686	$19,128	$40,557
[begin mountain chart]

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

[2]The maximum initial sales charge was 4.75% prior to January 10, 2000.
[3]The index is unmanaged and its results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
[4]Calculated by Lipper. The average does not reflect the effect of sales charges.
[5]Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
[6]For the period 10/17/85 to 8/31/86.

Past results are not predictive of results in future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for periods ended August 31, 2007)*
1 year		5 years	10 years

Class A shares	+0.79%	+2.37%	+4.62%

*Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 and 19 for details.

Understanding the yield curve

U.S. Treasuries are prized worldwide for their safety and liquidity. Non-U.S. investors — including central banks, corporations and individuals — own nearly 50% of U.S. Treasury debt. In the United States, sophisticated money managers as well as cautious individuals rely on Treasuries to form the core of conservative portfolios — as they do in U.S. Government Securities Fund. No other bonds are as widely held or as central to fixed-income investing as are Treasuries.

The safety, universality, simplicity and liquidity of Treasuries make them an ideal benchmark for most other bond issues. Although Treasuries have no credit risk, they are highly sensitive to interest rate fluctuations. This helps to make them a good barometer for reflecting market sentiment.

In the next few pages, we’ll take a look at how Treasuries function as a benchmark and barometer by examining the Treasury yield curve. The deceptively simple structure of the yield curve is an essential market reference for professionals and non-professionals alike. Additionally, we hope this discussion enhances your understanding of U.S. Government Securities Fund and of the importance of active management, even in conservative portfolios.

Posture discloses attitude

The Treasury yield curve is an elemental graph that depicts the daily yields for current Treasury issues having final maturities of three months out to 30 years. (See the charts at right.) The line that connects these yields forms the spine of the curve. Treasury yields fluctuate daily, often moving in tandem across the curve, but sometimes moving independently of each other. These fluctuations alter the shape of the curve and can have a significant impact on a wide range of investment decisions.

[Begin Photo Caption]
[photo of a spiral staircase in the Supreme Court of the United States]
Supreme Court of the United States
[End Photo Caption]

Under normal conditions, the shape of the yield curve is positive, sloping upward as seen in chart A. This shape is considered normal because, in most situations, the longer the maturity date, the higher the yield (or term premium) on the bond. The higher yields reward investors for assuming greater volatility and interest rate risk over longer periods of time. Additionally, higher yields help to compensate long-term investors for the effects of inflation, which lessen the buying power (or value) of the principal when it is returned at maturity.

Less often, the yield curve assumes a flat shape, as seen in chart B. The yield curve is said to be flat when there is little difference between short-term, intermediate- and long-term yields. The flat curve typically occurs when the Federal Reserve is tightening monetary policy (raising short-term interest rates) in an effort to restrain inflation and prevent the economy from overheating. The flattening of the curve is often a transitory position, lasting weeks or months, and is usually followed by a steeper positive slope or an inversion.

The yield curve is said to invert when long-term yields are lower than short-term yields. (See chart C.) Inversions are unusual occurrences that are not sustainable; eventually, short-term yields will fall or long-term yields will rise. Often, an inverted yield curve presages an economic slowdown, which sometimes leads to a recession.

During the past fiscal year, we experienced variations on each of these three yield curve shapes. Each change in the posture of the curve reflected a shift in market forces and sentiment.

What shapes the curve

The shifting shape of the yield curve is determined by the complex interaction of several forces, including monetary policy, fiscal policy, inflation and investor demand.

[Begin Sidebar]
Shapes of the Treasury yield curve

[photo of the base of a column]

The Treasury yield curve is composed of market yields for major Treasury issues. The yield curve has three basic shapes as shown below. We have experienced variations on each of these curves over the past fiscal year, as noted.

A. Positive, upward sloping curve

[begin line chart]
Positive, upward sloping curve
8/31/2007

3 month	4.106%
6 month	4.201
2 year	4.132
3 year	4.145
5 year	4.244
10 year	4.529
30 year	4.822
[end line chart]
The normal shape of the curve is positive, upward sloping, with yields progressively higher as maturities extend.

B. Flat curve

[begin line chart]
Flat curve
6/5/2007

3 month	4.816%
6 month	4.969
2 year	5.000
3 year	4.973
5 year	4.968
10 year	4.991
30 year	5.087
[end line chart]

The flat curve is an intermediate posture that occurs most often when the Federal Reserve is raising short-term interest rates.

C. Inverted curve

[begin line chart]
Inverted curve
1/31/2007

3 month	5.103%
6 month	5.137
2 year	4.916
3 year	4.847
5 year	4.800
10 year	4.808
30 year	4.907
[end line chart]
The inverted curve is a relatively rare occurrence that often anticipates a decline in economic activity and rate cut by the Federal Reserve.

Source: Bloomberg
[End Sidebar]

Short-term yields — primarily for maturities of one year or less — are most influenced by Federal Reserve monetary policies. When the Fed raises the federal funds target rate to tighten (or restrict) credit conditions, short-term yields generally rise as well. Similarly, these yields will generally decline when the Fed cuts rates to ease (or relax) credit, making loans easier to obtain. However, it is important to keep in mind that all Treasury yields — and even the daily federal funds rate — are determined by the market (buyers and sellers). The Federal Reserve provides direction by setting a fixed target, which the markets then approximate.

[Begin Sidebar]
Not all inversions are alike

[photo of the Washington DC Small Senate Rotunda ceiling]

In the past, inverted yield curves have frequently signaled slower growth in the economy. “Contrary to popular belief, inversions are not always followed by recessions,” notes Anne Vandenabeele, an economist with the fund’s adviser. Anne’s research has found that six of the 10 inversions over the past 50 years have indeed been followed by recessions, as noted in the table below. But four have not. Importantly, the length and magnitude of yield curve inversions have varied over time and have occurred at different points in the economic cycle. “To better understand what an inversion signifies, we must first analyze the factors that lead to an inversion,” explains Anne. “A number of causes can lead to an inverted yield curve, not all of them consistent with a recession.”
	Length of time	Maximum	Followed by
Inversion period	(months)	inversion (bp)*	recession?

May 66 – Feb 67	10	–60	No
Apr 68 – May 70	26	–250	Yes
Mar 73 – Dec 74	22	–511	Yes
Sept 78 – May 80	21	–596	No
Oct 80 – Nov 81	14	–643	Yes
Feb 82 – May 82	4	–103	Yes
Dec 86	1	–7	No
Jan 89 – Jan 90	13	–125	Yes
Jun 98 – Dec 98	7	–73	No
Apr 00 – Mar 01	12	–121	Yes

*The maximum inversion between the federal funds rate and the 10-year Treasury in basis points (one basis point = 0.01%). In the first example, the yield on the 10-year Treasury declined to 60 bp below the federal funds rate.

Source: Capital Strategy Research
[End Sidebar]

Intermediate and long-term yields, on the other hand, are more broadly influenced by market forces, such as supply and demand, the outlook for inflation and expectations for interest rates going forward. Fiscal policy can influence long-term yields by increasing the supply of debt when the federal government is running a large deficit; this may lead to higher yields in order to make the debt more attractive to investors. The actions of the Federal Reserve can and do influence intermediate and long-term yields, but that influence may also be moderated by other factors weighing more heavily on investor expectations.

We have seen several instances of this over the past few years. As the Federal Reserve steadily raised rates in 2005 and 2006, long-term yields seemed oblivious and largely held fast, resulting in a gradual flattening of the yield curve. Strong investor appetite for long-term Treasuries helped to keep a lid on longer yields until short-term rates overtook them. Then in late 2006 to early 2007, while the Fed focused on inflation pressures, the market focused on a weakening economy and anticipated rate cuts, which helped send long-term Treasury yields even lower. This resulted in an inverted yield curve for a period of time.

Thus, short-term yields tend to reflect current and near-term market conditions, while long-term yields tend to reflect investor expectations regarding future developments.

The pulse of the curve

When analyzing the yield curve, market professionals typically focus on the most current and liquid Treasury issues. Apart from short-term bills, the Treasury regularly auctions two-year, three-year, five-year, 10-year and 30-year maturities. Consequently, these issues tend to form the key plot points of the yield curve.

Yield changes on the current 10-year Treasury function as a bellwether for the broader bond market. Its fluctuations reflect the amalgam of forces that shapes the long end of the yield curve. The 10-year yield is also a key benchmark used to establish the coupon or interest rate on many long-term corporate bonds and some mortgages. Consequently, the 10-year Treasury is keenly watched by market professionals, who plot its fluctuations over time in order to gauge changes in market sentiment and direction.

Lessons from the curve

The yield curve is an important reference for the fund’s portfolio counselors and analysts. As we’ve noted, changes in the shape of the curve can reflect important changes in investor sentiment. An inverted yield curve typically reflects anticipation of declining inflation, often accompanied by slowing economic growth. Conversely, a positive, steeply sloped curve usually reflects expectations of rising inflation, often in conjunction with a strengthening economy.

The shape of the curve is, of course, determined by the difference in term premiums attached to key maturities. The fund’s analysts monitor these yield differences (also known as spreads) to help gauge the direction of the curve’s shape and to identify temporary abnormalities (bulges in the curve) that may represent attractive buying opportunities. These opportunities occasionally arise when the curve is changing shape and a portion of the curve — the yield on the five-year Treasury, for example — appears out of line with the general slope of the curve.

By studying changes in the posture of the curve, plotting yield fluctuations of key maturities and between key maturities over time, portfolio counselors and analysts can begin to develop investment strategies that help to preserve shareholder principal and produce gains for the fund. Remember, changing yields reflect changing prices for bonds. As yields rise, prices decline and vice versa.

To help preserve principal and lessen the impact of rising rates, the fund’s counselors can adjust the maturity structure of the portfolio. In a rising rate environment, short-term bonds tend to retain more of their value than do long-term bonds; under these conditions, the fund’s counselors may seek to shorten the portfolio’s maturity structure to provide a measure of protection.

In a declining rate environment, the opposite response may be desired. Because long-term bonds are more sensitive to yield changes, they tend to increase more in value when rates are declining. At such times, portfolio counselors may seek to lengthen the maturity structure of the portfolio to take advantage of falling rates.

One of many tools

The yield curve rarely tells the whole story, much as taking a patient’s temperature rarely tells physicians all they need to know. But it is a crucial diagnostic tool, a measure of the market’s vital signs. Ongoing analysis of the yield curve in conjunction with economic analysis and the behavior of individual market sectors help to create a fuller picture of the investment climate and can have a direct influence on both short- and long-term investment decisions.

[Begin Sidebar]
The pulse of the curve

[photo of the Memorial Bridge in Washington DC]

This chart shows the changing yields on the two-year and 10-year Treasuries over the past fiscal year. For the first nine months, the yield curve was inverted to flat as evidenced by two-year yields that are higher than 10-year yields. During the final months, the yield curve turned positive, with 10-year yields rising above two-year yields. Wesley Phoa, a quantitative analyst for the fund’s adviser, explains, “By understanding the relationship between these two Treasuries, we can help portfolio counselors develop investment strategies that can take advantage of curve fluctuations and help to protect shareholder principal.”

For the period 9/1/06–8/31/07

[begin line chart]
Date	2-year Treasury	10-year Treasury

9/1/2006	4.76%	4.73%
9/8/2006	4.81	4.77
9/15/2006	4.86	4.79
9/22/2006	4.67	4.59
9/29/2006	4.69	4.63
10/6/2006	4.74	4.70
10/13/2006	4.87	4.80
10/20/2006	4.88	4.79
10/27/2006	4.75	4.67
11/3/2006	4.82	4.72
11/10/2006	4.74	4.59
11/17/2006	4.77	4.60
11/24/2006	4.73	4.55
12/1/2006	4.52	4.44
12/8/2006	4.67	4.55
12/15/2006	4.72	4.60
12/22/2006	4.72	4.62
12/29/2006	4.81	4.70
1/5/2007	4.75	4.65
1/12/2007	4.88	4.78
1/19/2007	4.91	4.78
1/26/2007	4.97	4.88
2/2/2007	4.94	4.82
2/9/2007	4.90	4.78
2/16/2007	4.83	4.69
2/23/2007	4.80	4.67
3/2/2007	4.53	4.50
3/9/2007	4.67	4.59
3/16/2007	4.59	4.55
3/23/2007	4.60	4.61
3/30/2007	4.58	4.65
4/6/2007	4.74	4.75
4/13/2007	4.77	4.76
4/20/2007	4.65	4.67
4/27/2007	4.65	4.69
5/4/2007	4.67	4.64
5/11/2007	4.71	4.67
5/18/2007	4.82	4.80
5/25/2007	4.86	4.86
6/1/2007	4.97	4.95
6/8/2007	4.99	5.10
6/15/2007	5.02	5.17
6/22/2007	4.91	5.13
6/29/2007	4.86	5.03
7/6/2007	4.99	5.18
7/13/2007	4.92	5.10
7/20/2007	4.77	4.95
7/27/2007	4.50	4.76
8/3/2007	4.42	4.69
8/10/2007	4.46	4.81
8/17/2007	4.19	4.69
8/24/2007	4.30	4.62
8/31/2007	4.14	4.53
[end line chart]
Source: Bloomberg
[End Sidebar]

Summary investment portfolio, August 31, 2007

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Investment mix by security type

Mortgage-backed obligations	52.7%
U.S. Treasury bonds & notes	26.9
Federal agency bonds & notes	9.7
Asset-backed obligations	5.3
Short-term securities & other assets less liabilities	5.4
[end pie chart]

Quality breakdown*
as of August 31, 2007	Percent of net assets
U.S. government obligations†	31.8%
Federal agencies	45.5
Aaa/AAA	17.3
Short-term securities & other assets less liabilities	5.4

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 94.58%	(000)	(000)	assets

Mortgage-backed obligations (1) - 52.67%
Fannie Mae:
5.00% 2020	$ 28,240	$ 27,718
6.00% 2024	40,028	40,203
6.00% 2027	22,060	22,156
5.50% 2033	15,110	14,807
4.50% 2035	35,570	32,905
6.50% 2035	53,209	54,290
6.50% 2036	36,404	37,212
6.00% 2037	14,412	14,396
6.50% 2037	16,242	16,344
7.00% 2037 (2)	15,500	15,794
Series 2003-T1, Class B, 4.491% 2012	27,750	27,102
Series 2005-68, Class PG, 5.50% 2035	18,750	18,785
Series 2007-24, Class P, 6.00% 2037	35,279	35,795
0% -12.00% 2008-2042 (2) (3)	324,501	318,841	26.32%
Freddie Mac:
6.00% 2026	15,115	15,188
6.00% 2027	28,465	28,603
5.00% 2035	12,640	12,027
6.00% 2037	75,750	75,667
6.012% 2037 (3)	11,828	11,905
Series 3156, Class PF, 5.861% 2036 (3)	12,217	12,121
0%-11.943% 2007-2037 (3)	156,952	150,371	11.90
Government National Mortgage Assn.:
Series 2004-19, 5.00% 2031	13,911	13,672
5.00%-10.00% 2009-2036	49,350	48,580	2.42
Banc of America Mortgage Securities, Inc. 4.75%-5.00% 2018	28,961	27,973	1.09
CS First Boston Mortgage Securities Corp. 4.183%-7.00% 2037-2039 (2) (3)	26,341	26,008	1.01
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037 (2)	17,661	17,569.69
Other securities		237,538	9.24
		1,353,570	52.67

U.S. Treasury bonds & notes - 26.92%
U.S. Treasury:
3.00% 2007	15,425	15,392
4.75% 2008	18,150	18,261
3.625% 2009	18,185	17,998
4.00% 2010	49,000	48,774
5.75% 2010	11,435	11,929
14.50% 2011	24,750	24,988
4.625% 2011	24,000	24,337
4.875% 2011	12,000	12,275
3.625% 2013	43,250	41,790
3.875% 2013	17,250	16,910
4.25% 2013	92,500	92,225
4.25% 2014	22,500	22,335
11.25% 2015	17,500	24,950
5.125% 2016	26,000	27,113
4.625% 2017	12,925	13,000
8.125% 2019	21,100	27,522
8.50% 2020	31,250	42,075
7.875% 2021 (4)	15,250	19,827
7.125% 2023 (4)	17,500	21,782
4.50% 2036	39,950	37,828
5.00% 2037	15,660	16,059
0%-12.00% 2008-2037 (2) (5)	133,568	114,522	26.92
		691,892	26.92

Federal agency bonds & notes - 9.74%
Freddie Mac:
5.25% 2011	99,680	101,415
4.50%-5.50% 2014-2017	23,000	23,278	4.85
Small Business Administration:
Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	12,587	12,541
4.84%-6.44% 2021-2023 (1)	17,417	17,468	1.17
Federal Agricultural Mortgage Corp. 4.875%-5.50% 2011-2017 (6)	26,925	27,065	1.05
Fannie Mae:
6.125% 2012	13,750	14,493
6.00% 2011	7,550	7,865.87
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	18,358.71
Federal Home Loan Bank 5.04% 2008 (3)	13,405	13,408.52
Other securities		14,592.57
		250,483	9.74

Asset-backed obligations - 5.25%
Other securities		134,870	5.25

Total bonds & notes (cost: $2,437,943,000)		2,430,815	94.58

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 5.79%	(000)	(000)	assets

Federal Home Loan Bank 4.20%-5.02% due 9/4/-9/27/2007	$ 67,300	67,107	2.61
Federal Farm Credit Banks 4.50%-5.13% due 9/4/-9/18/2007	40,000	39,945	1.55
International Bank for Reconstruction and Development 4.60% due 9/12/2007	30,750	30,703	1.20
Other securities		10,980.43

Total short-term securities (cost: $148,735,000)		148,735	5.79

Total investment securities (cost: $2,586,678,000)		2,579,550	100.37
Other assets less liabilities		(9,486)	(0.37)

Net assets		$2,570,064	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically.
Therefore, the effective maturity date may be
earlier than the stated maturity date.
(2) Valued under fair value procedures adopted by authority of the board of trustees.
The total value of all such securities, including those in "Other securities," was $124,662,000.
(3) Coupon rate may change periodically.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $89,651,000, which represented 3.49% of the net assets of the fund.

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at August 31, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $2,586,678)		$2,579,550
Cash		334
Receivables for:
Sales of investments	$18,732
Sales of fund's shares	10,103
Interest	13,840	42,675
		2,622,559
Liabilities:
Payables for:
Purchases of investments	44,970
Repurchases of fund's shares	3,876
Dividends on fund's shares	578
Investment advisory services	612
Services provided by affiliates	2,199
Deferred trustees' compensation	164
Other	96	52,495
Net assets at August 31, 2007		$2,570,064

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,626,545
Distributions in excess of net investment income		(166)
Accumulated net realized loss		(49,187)
Net unrealized depreciation		(7,128)
Net assets at August 31, 2007		$2,570,064

Shares of beneficial interest issued and outstanding - unlimited shares authorized (192,490 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$1,758,062	131,673	$13.35
Class B	157,611	11,805	13.35
Class C	125,060	9,367	13.35
Class F	99,187	7,428	13.35
Class 529-A	44,491	3,332	13.35
Class 529-B	13,320	998	13.35
Class 529-C	27,360	2,049	13.35
Class 529-E	3,527	264	13.35
Class 529-F	3,245	243	13.35
Class R-1	4,772	357	13.35
Class R-2	102,667	7,690	13.35
Class R-3	87,731	6,571	13.35
Class R-4	74,549	5,584	13.35
Class R-5	68,482	5,129	13.35
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.87 each.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2007	(dollars in thousands)

Investment income:
Income:
Interest		$122,713

Fees and expenses(*):
Investment advisory services	$7,659
Distribution services	9,127
Transfer agent services	3,122
Administrative services	1,500
Reports to shareholders	190
Registration statement and prospectus	152
Postage, stationery and supplies	331
Trustees' compensation	95
Auditing and legal	102
Custodian	12
State and local taxes	25
Other	39
Total fees and expenses before reimbursements/waivers	22,354
Less reimbursements/waivers of fees and expenses:
Investment advisory services	766
Administrative services	216
Total fees and expenses after reimbursements/waivers		21,372
Net investment income		101,341

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(5,616)
Net unrealized appreciation on investments		11,729
Net realized loss and unrealized appreciation on investments		6,113

Net increase in net assets resulting from operations		$107,454

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended
	August 31
	2007	2006
Operations:
Net investment income	$101,341	$88,645
Net realized loss on investments	(5,616)	(26,761)
Net unrealized appreciation (depreciation) on investments	11,729	(42,460)
Net increase in net assets resulting from operations	107,454	19,424

Dividends paid or accrued to shareholders from net investment income	(101,883)	(90,920)

Net capital share transactions	208,991	(24,146)

Total increase (decrease) in net assets	214,562	(95,642)

Net assets:
Beginning of year	2,355,502	2,451,144
End of year (including distributions in excess of
net investment income: $(166) and $(99), respectively)	$2,570,064	$2,355,502

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations guaranteed or sponsored by the United States government. The fund may also invest in nongovernment issues rated Aaa/AAA or equivalent.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

2.	Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended August 31, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2007, the fund reclassified $477,000 from accumulated net realized loss to undistributed net investment income, and $2,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of August 31, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$577
Capital loss carryforwards*:
Expiring 2008	$(5,664)
Expiring 2009	(8,375)
Expiring 2014	(472)
Expiring 2015	(28,573)	(43,084)
Post-October capital loss deferrals (realized during the period November 1, 2006, through August 31, 2007)†		(5,924)
Gross unrealized appreciation on investment securities		12,647
Gross unrealized depreciation on investment securities		(19,954)
Net unrealized depreciation on investment securities		(7,307)
Cost of investment securities		2,586,857

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Year ended August 31
Share class	2007	2006
Class A	$73,884	$68,319
Class B	5,895	5,894
Class C	4,098	3,628
Class F	3,660	2,577
Class 529-A	1,788	1,509
Class 529-B	472	419
Class 529-C	908	729
Class 529-E	145	118
Class 529-F	126	80
Class R-1	148	116
Class R-2	3,593	2,863
Class R-3	4,163	3,579
Class R-4	1,856	671
Class R-5	1,147	418
Total	$101,883	$90,920

3.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services – The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. CRMC is currently waiving 10% of investment advisory services fees. During the year ended August 31, 2007, total investment advisory services fees waived by CRMC were $766,000. As a result, the fee shown on the accompanying financial statements of $7,659,000, which was equivalent to an annualized rate of 0.321%, was reduced to $6,893,000, or 0.289% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of August 31, 2007, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2007, the total administrative services fees paid by CRMC were $2,000, $210,000 and $4,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,321	$2,894	Not applicable	Not applicable	Not applicable
Class B	1,596	228	Not applicable	Not applicable	Not applicable
Class C	1,124	Included in administrative services	$167	$44	Not applicable
Class F	205		74	24	Not applicable
Class 529-A	92		52	13	$41
Class 529-B	132		17	6	13
Class 529-C	254		32	10	25
Class 529-E	18		5	1	4
Class 529-F	-		3	1	3
Class R-1	41		5	7	Not applicable
Class R-2	730		139	470	Not applicable
Class R-3	511		128	141	Not applicable
Class R-4	103		46	5	Not applicable
Class R-5	Not applicable		22	2	Not applicable
Total	$9,127	$3,122	$690	$724	$86

Deferred trustees’ compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $95,000, shown on the accompanying financial statements, includes $65,000 in current fees (either paid in cash or deferred) and a net increase of $30,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

4.	Captial share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2007
Class A	$449,880	33,761	$65,732	4,930	$(446,653)	(33,525)	$68,959	5,166
Class B	22,141	1,661	5,311	398	(39,127)	(2,936)	(11,675)	(877)
Class C	49,217	3,690	3,649	274	(37,215)	(2,793)	15,651	1,171
Class F	46,916	3,524	2,404	180	(26,057)	(1,959)	23,263	1,745
Class 529-A	10,677	800	1,779	134	(6,703)	(503)	5,753	431
Class 529-B	1,420	107	470	35	(1,692)	(127)	198	15
Class 529-C	8,131	609	904	68	(5,258)	(395)	3,777	282
Class 529-E	871	65	144	11	(923)	(69)	92	7
Class 529-F	1,135	85	125	9	(266)	(20)	994	74
Class R-1	2,414	181	146	11	(1,785)	(134)	775	58
Class R-2	38,659	2,899	3,559	267	(33,202)	(2,492)	9,016	674
Class R-3	49,007	3,675	4,121	309	(72,684)	(5,443)	(19,556)	(1,459)
Class R-4	64,729	4,847	1,836	138	(12,595)	(947)	53,970	4,038
Class R-5	60,531	4,562	1,040	78	(3,797)	(285)	57,774	4,355
Total net increase
(decrease)	$805,728	60,466	$91,220	6,842	$(687,957)	(51,628)	$208,991	15,680

Year ended August 31, 2006
Class A	$389,815	29,260	$61,956	4,652	$(515,216)	(38,681)	$(63,445)	(4,769)
Class B	18,492	1,389	5,398	405	(45,487)	(3,415)	(21,597)	(1,621)
Class C	33,065	2,480	3,279	246	(43,575)	(3,270)	(7,231)	(544)
Class F	48,817	3,677	1,918	144	(27,197)	(2,049)	23,538	1,772
Class 529-A	8,621	647	1,530	115	(8,194)	(616)	1,957	146
Class 529-B	1,410	106	426	32	(2,064)	(155)	(228)	(17)
Class 529-C	5,511	414	740	56	(4,905)	(369)	1,346	101
Class 529-E	815	61	120	9	(453)	(34)	482	36
Class 529-F	773	58	82	6	(202)	(15)	653	49
Class R-1	2,075	156	117	9	(1,232)	(93)	960	72
Class R-2	35,720	2,681	2,893	218	(27,845)	(2,090)	10,768	809
Class R-3	44,435	3,329	3,626	272	(29,540)	(2,217)	18,521	1,384
Class R-4	12,422	932	677	51	(5,561)	(417)	7,538	566
Class R-5	5,557	415	373	28	(3,338)	(252)	2,592	191
Total net increase
(decrease)	$607,528	45,605	$83,135	6,243	$(714,809)	(53,673)	$(24,146)	(1,825)

(*) Includes exchanges between share classes of the fund.

5.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,678,275,000 and $2,503,606,000, respectively, during the year ended August 31, 2007.

Financial highlights (1)

		Income from investment operations(2)

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets	(4)
Class A:
Year ended 8/31/2007	$13.32	$.59	$.03		$.61	$(.59)	$13.35	4.72%	$1,758	.79%		.76%		4.38%
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.04	1,685	.77		.74		3.89
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.23	1,801	.76		.74		3.17
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.49	1,900	.71		.71		3.14
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.29	2,374	.76		.76		3.01
Class B:
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.99	158	1.51		1.47		3.66
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	169	1.49		1.46		3.17
Year ended 8/31/2005	13.74	.34	-	(5)	.34	(.36)	13.72	2.51	196	1.48		1.46		2.45
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.72	221	1.47		1.47		2.38
Year ended 8/31/2003	13.73	.32	(.10)		.22	(.36)	13.59	1.58	291	1.46		1.46		2.23
Class C:
Year ended 8/31/2007	13.32	.49	.03		.51	(.49)	13.35	3.94	125	1.55		1.52		3.62
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.27	109	1.55		1.52		3.11
Year ended 8/31/2005	13.74	.33	-	(5)	.33	(.35)	13.72	2.45	120	1.53		1.51		2.40
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.65	122	1.53		1.53		2.32
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.51	170	1.54		1.54		2.19
Class F:
Year ended 8/31/2007	13.32	.60	.03		.62	(.60)	13.35	4.80	99	.72		.69		4.44
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.10	76	.71		.68		3.98
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.24	54	.75		.73		3.18
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	33	.75		.75		3.04
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.29	23	.75		.75		3.00
Class 529-A:
Year ended 8/31/2007	13.32	.58	.03		.61	(.58)	13.35	4.66	44	.84		.81		4.33
Year ended 8/31/2006	13.72	.52	(.39)		.13	(.53)	13.32	1.00	39	.81		.78		3.86
Year ended 8/31/2005	13.74	.43	-	(5)	.43	(.45)	13.72	3.18	38	.81		.79		3.13
Year ended 8/31/2004	13.59	.42	.17		.59	(.44)	13.74	4.40	34	.80		.80		3.02
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.31	31	.68		.68		2.91
Class 529-B:
Year ended 8/31/2007	13.32	.48	.03		.50	(.48)	13.35	3.85	13	1.64		1.60		3.53
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.19	13	1.63		1.60		3.03
Year ended 8/31/2005	13.74	.32	-	(5)	.32	(.34)	13.72	2.34	14	1.65		1.63		2.29
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.54	13	1.64		1.64		2.20
Year ended 8/31/2003	13.73	.29	(.10)		.19	(.33)	13.59	1.38	14	1.63		1.63		1.92
Class 529-C:
Year ended 8/31/2007	13.32	.48	.03		.50	(.48)	13.35	3.86	27	1.63		1.60		3.54
Year ended 8/31/2006	13.72	.41	(.39)		.02	(.42)	13.32	.20	24	1.62		1.59		3.06
Year ended 8/31/2005	13.74	.32	-	(5)	.32	(.34)	13.72	2.35	23	1.64		1.61		2.30
Year ended 8/31/2004	13.59	.31	.17		.48	(.33)	13.74	3.55	21	1.63		1.63		2.20
Year ended 8/31/2003	13.73	.29	(.10)		.19	(.33)	13.59	1.39	20	1.62		1.62		1.99
Class 529-E:
Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	13.35	4.38	4	1.12		1.09		4.05
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.73	3	1.09		1.06		3.60
Year ended 8/31/2005	13.74	.39	-	(5)	.39	(.41)	13.72	2.88	3	1.11		1.09		2.83
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.08	2	1.11		1.11		2.71
Year ended 8/31/2003	13.73	.37	(.10)		.27	(.41)	13.59	1.92	2	1.10		1.10		2.48
Class 529-F:
Year ended 8/31/2007	$13.32	$.61	$.03		$.64	$(.61)	$13.35	4.90%	$3	.62%		.59%		4.56%
Year ended 8/31/2006	13.72	.54	(.39)		.15	(.55)	13.32	1.20	2	.60		.57		4.09
Year ended 8/31/2005	13.74	.43	-	(5)	.43	(.45)	13.72	3.20	2	.78		.75		3.18
Year ended 8/31/2004	13.59	.41	.17		.58	(.43)	13.74	4.33	1	.86		.86		2.94
Period from 10/11/2002 to 8/31/2003	13.83	.30	(.15)		.15	(.39)	13.59	1.04	1	.84	(6)	.84	(6)	2.49	(6)
Class R-1:
Year ended 8/31/2007	13.32	.48	.03		.51	(.48)	13.35	3.89	5	1.65		1.57		3.57
Year ended 8/31/2006	13.72	.42	(.39)		.03	(.43)	13.32	.30	4	1.63		1.49		3.17
Year ended 8/31/2005	13.74	.33	-	(5)	.33	(.35)	13.72	2.46	3	1.66		1.50		2.43
Year ended 8/31/2004	13.59	.32	.17		.49	(.34)	13.74	3.66	2	1.74		1.52		2.26
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.49	1	2.02		1.52		1.86
Class R-2:
Year ended 8/31/2007	13.32	.49	.03		.52	(.49)	13.35	3.98	103	1.73		1.48		3.66
Year ended 8/31/2006	13.72	.43	(.39)		.04	(.44)	13.32	.32	94	1.93		1.47		3.18
Year ended 8/31/2005	13.74	.34	-	(5)	.34	(.36)	13.72	2.50	85	1.94		1.47		2.46
Year ended 8/31/2004	13.59	.33	.17		.50	(.35)	13.74	3.70	68	2.02		1.48		2.32
Year ended 8/31/2003	13.73	.31	(.10)		.21	(.35)	13.59	1.53	43	2.05		1.47		1.81
Class R-3:
Year ended 8/31/2007	13.32	.54	.03		.57	(.54)	13.35	4.39	88	1.11		1.08		4.05
Year ended 8/31/2006	13.72	.48	(.39)		.09	(.49)	13.32	.69	107	1.20		1.09		3.56
Year ended 8/31/2005	13.74	.39	-	(5)	.39	(.41)	13.72	2.88	91	1.20		1.08		2.84
Year ended 8/31/2004	13.59	.38	.17		.55	(.40)	13.74	4.09	73	1.23		1.10		2.71
Year ended 8/31/2003	13.73	.37	(.10)		.27	(.41)	13.59	1.93	50	1.16		1.08		1.80
Class R-4:
Year ended 8/31/2007	13.32	.59	.03		.62	(.59)	13.35	4.79	75	.72		.69		4.50
Year ended 8/31/2006	13.72	.53	(.39)		.14	(.54)	13.32	1.06	21	.75		.72		3.96
Year ended 8/31/2005	13.74	.44	-	(5)	.44	(.46)	13.72	3.25	13	.74		.72		3.21
Year ended 8/31/2004	13.59	.43	.17		.60	(.45)	13.74	4.45	8	.74		.74		3.05
Year ended 8/31/2003	13.73	.42	(.10)		.32	(.46)	13.59	2.30	5	.75		.73		2.58
Class R-5:
Year ended 8/31/2007	13.32	.63	.03		.66	(.63)	13.35	5.07	68	.45		.41		4.79
Year ended 8/31/2006	13.72	.56	(.39)		.17	(.57)	13.32	1.36	10	.45		.42		4.24
Year ended 8/31/2005	13.74	.48	-	(5)	.48	(.50)	13.72	3.56	8	.43		.41		3.50
Year ended 8/31/2004	13.59	.47	.17		.64	(.49)	13.74	4.78	7	.42		.42		3.39
Year ended 8/31/2003	13.73	.46	(.10)		.36	(.50)	13.59	2.63	9	.43		.43		3.31

	Year ended August 31
	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	110%	146%	104%	72%	82%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Amount less than $.01.
(6) Annualized.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The American Funds Income Series - U.S. Government Securities Fund:

We have audited the accompanying statement of assets and liabilities, including the summary investment portfolio, of The American Funds Income Series - U.S. Government Securities Fund (the “Fund”), as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The American Funds Income Series – U.S. Government Securities Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
October 11, 2007

Tax information
                                                                       unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2007:

U.S. government income that may be exempt from state taxation	$39,694,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2007
(the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–1.16%	+1.88%	+4.48%
Not reflecting CDSC	+3.84%	+2.23%	+4.48%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+2.79%	+2.18%	+3.25%
Not reflecting CDSC	+3.79%	+2.18%	+3.25%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+4.64%	+2.98%	+4.05%

Class 529-A shares†— first sold 2/20/02
Reflecting 3.75% maximum sales charge	+0.62%	+2.14%	+3.08%
Not reflecting maximum sales charge	+4.52%	+2.92%	+3.78%

Class 529-B shares†— first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	–1.29%	+1.72%	+2.74%
Not reflecting CDSC	+3.71%	+2.08%	+2.90%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+2.71%	+2.09%	+2.91%
Not reflecting CDSC	+3.71%	+2.09%	+2.91%

Class 529-E shares*†— first sold 3/7/02	+4.23%	+2.61%	+3.65%

Class 529-F shares*†— first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+4.75%	—	+3.08%

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 and 19 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Expense example
                                                                                                                                             unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2007, through August 31, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2007	Ending account value 8/31/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,016.60	$3.81	.75%
Class A -- assumed 5% return	1,000.00	1,021.42	3.82	.75
Class B -- actual return	1,000.00	1,013.02	7.41	1.46
Class B -- assumed 5% return	1,000.00	1,017.85	7.43	1.46
Class C -- actual return	1,000.00	1,012.78	7.66	1.51
Class C -- assumed 5% return	1,000.00	1,017.59	7.68	1.51
Class F -- actual return	1,000.00	1,016.93	3.46	.68
Class F -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 529-A -- actual return	1,000.00	1,016.33	4.12	.81
Class 529-A -- assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 529-B -- actual return	1,000.00	1,012.31	8.12	1.60
Class 529-B -- assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class 529-C -- actual return	1,000.00	1,012.35	8.12	1.60
Class 529-C -- assumed 5% return	1,000.00	1,017.14	8.13	1.60
Class 529-E -- actual return	1,000.00	1,014.86	5.59	1.10
Class 529-E -- assumed 5% return	1,000.00	1,019.66	5.60	1.10
Class 529-F -- actual return	1,000.00	1,017.40	3.00	.59
Class 529-F -- assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-1 -- actual return	1,000.00	1,012.31	8.17	1.61
Class R-1 -- assumed 5% return	1,000.00	1,017.09	8.19	1.61
Class R-2 -- actual return	1,000.00	1,012.95	7.46	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-3 -- actual return	1,000.00	1,014.94	5.49	1.08
Class R-3 -- assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-4 -- actual return	1,000.00	1,016.97	3.46	.68
Class R-4 -- assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5 -- actual return	1,000.00	1,018.32	2.09	.41
Class R-5 -- assumed 5% return	1,000.00	1,023.14	2.09	.41

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through May 31, 2008. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement based on advice of their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing a high level of current income as well as preserving capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee noted that, although the fund’s investment results were generally below relevant indices, this was affected by its emphasis on maintaining the safety of its assets and low volatility in the price of its shares, and that the fund’s risk (as measured by standard deviation of total returns) was less than average. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Board of trustees and other officers

“Independent” trustees

	Year first
	elected a
	trustee of
Name and age	the fund¹	Principal occupation(s) during past five years

Ambassador	1999	Corporate director and author; former U.S.
Richard G. Capen, Jr., 73		Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc. (communications company); former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 74	1985	Private investor; former President and CEO, The Mission Group (non-utility holding company, subsidiary of Southern California Edison Company)

James G. Ellis, 60	2006	Vice Provost, Globalization, University of Southern California; Dean and Professor, Marshall School of Business, University of Southern California

Martin Fenton, 72	1989	Chairman of the Board, Senior Resource Group LLC
Chairman of the Board		(development and management of senior living
(Independent and		communities)
Non-Executive)

Leonard R. Fuller, 61	1994	President and CEO, Fuller Consulting (financial management consulting firm)

R. Clark Hooper, 61	2005	Private investor; former President, Dumbarton Group LLC (securities industry consulting); former Executive Vice President — Policy and Oversight, NASD

Richard G. Newman, 72	1991	Chairman of the Board, AECOM Technology Corporation (engineering, consulting and professional technical services)

Frank M. Sanchez, 64	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)

Steadman Upham, Ph.D., 58	2007	President and Professor of Anthropology, The University of Tulsa; former President and Professor of Archaeology, Claremont Graduate University

“Independent” trustees

	Number of
	portfolios
	in fund
	complex[2]
	overseen by
Name and age	trustee	Other directorships[3] held by trustee

Ambassador	15	Carnival Corporation
Richard G. Capen, Jr., 73

H. Frederick Christie, 74	21	AECOM Technology Corporation; Ducommun Incorporated; IHOP Corporation; Southwest Water Company

James G. Ellis, 60	12	Genius Products; Professional Business Bank

Martin Fenton, 72	18	None
Chairman of the Board
(Independent and
Non-Executive)

Leonard R. Fuller, 61	16	None

R. Clark Hooper, 61	18	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund Inc.

Richard G. Newman, 72	14	Sempra Energy; Southwest Water Company

Frank M. Sanchez, 64	13	None

Steadman Upham, Ph.D., 58	14	None

Diane C. Creel resigned from the board in September 2007. The trustees thank Ms. Creel for her service and dedication to the fund.

“Interested” trustees[4]

	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund¹	underwriter of the fund

Abner D. Goldstine, 77	1985	Senior Vice President — Fixed Income, Capital
Vice Chairman of the Board		Research and Management Company; Director, Capital Research and Management Company

Paul G. Haaga, Jr., 58	1985	Vice Chairman of the Board, Capital Research and
Vice Chairman of the Board		Management Company; Senior Vice President —Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

John H. Smet, 51	1993	Senior Vice President — Fixed Income, Capital
President		Research and Management Company; Director, American Funds Distributors, Inc.[5]

“Interested” trustees[4]

	Number of
	portfolios in
	fund complex[2]
Name, age and	overseen
position with fund	by trustee	Other directorships[3] held by trustee

Abner D. Goldstine, 77	13	None
Vice Chairman of the Board

Paul G. Haaga, Jr., 58	14	None
Vice Chairman of the Board

John H. Smet, 51	2	None
President

The statement of additional information includes additional information about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Fund Secretary.

Please see page 28 for footnotes.

Other officers

	Year first
	elected an	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the principal
position with fund	the fund¹	underwriter of the fund

Thomas H. Hogh, 44	2004	Senior Vice President — Fixed Income, Capital
Vice President		Research Company[5]

Kristine M. Nishiyama, 37	2003	Vice President and Senior Counsel — Fund Business
Vice President		Management Group, Capital Research and Management Company; Vice President and Counsel — Capital Bank and Trust Company[5]

Kimberly S. Verdick, 43	1994	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Ari M. Vinocor, 33	2007	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company

Courtney R. Taylor, 32	2006	Assistant Vice President — Fund Business
Assistant Secretary		Management Group, Capital Research and Management Company

Sharon G. Moseley, 39	2002	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

[1]Trustees and officers of the fund serve until their resignation, removal or retirement.

[2]Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.

[4]“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

[5]Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2007, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Short-Term Bond Fund of AmericaSM
>	U.S. Government Securities FundSM
Intermediate Bond Fund of America®

•Tax-exempt bond funds
Emphasis on tax-free current income through municipal bonds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit No. MFGEAR-922-1007P

Litho in USA WG/CG/8058-S10036

Printed on recycled paper

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2006	$69,000
2007	$73,000

b) Audit-Related Fees:
2006	$754
2007	$1,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$6,000
2007	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.
d) All Other Fees:
2006	None
2007	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable
b) Audit-Related Fees:
2006	$415,000
2007	$1,011,000

The audit–related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2006	$6,000
2007	$5,000
The tax fees consist of consulting services relating to the registrant’s investments.
d) All Other Fees:
2006	$9,000
2007	None
The other fees consist of consulting services related to the Registrant’s compliance program.

The Registrant’s audit committee will pre-approve all audit and permissible non-audit services that the committee considers compatible with maintaining the independent registered public accounting firm’s independence.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser, and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $721,000 for fiscal year 2006 and $1,293,000 for fiscal year 2007. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

U.S. Government Securities FundSM
Investment portfolio

August 31, 2007

Bonds & notes — 94.58%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 52.67%
Fannie Mae 8.50% 2008	$—	$—
Fannie Mae 7.00% 2009	15	15
Fannie Mae 7.00% 2009	10	10
Fannie Mae 9.00% 2009	9	9
Fannie Mae 7.00% 2010	167	168
Fannie Mae 8.50% 2010	13	13
Fannie Mae 7.00% 2011	18	18
Fannie Mae 9.50% 2011	14	14
Fannie Mae 8.50% 2013	3	3
Fannie Mae 8.50% 2014	2	2
Fannie Mae 7.00% 2017	182	189
Fannie Mae 10.50% 2018	1,520	1,748
Fannie Mae 12.00% 2019	551	628
Fannie Mae 4.50% 2020	10,472	10,069
Fannie Mae 5.00% 2020	28,240	27,718
Fannie Mae 6.00% 2021	583	589
Fannie Mae 6.00% 2021	439	444
Fannie Mae 6.00% 2021	431	436
Fannie Mae 9.50% 2022	49	54
Fannie Mae 6.00% 2024	40,028	40,203
Fannie Mae 11.029% 2025[2]	3,915	4,503
Fannie Mae 6.00% 2026	2,669	2,680
Fannie Mae 9.50% 2026	284	323
Fannie Mae 6.00% 2027	22,060	22,156
Fannie Mae 8.50% 2027	22	24
Fannie Mae 7.50% 2029	363	385
Fannie Mae 7.50% 2030	43	45
Fannie Mae 7.50% 2030	27	28
Fannie Mae 7.50% 2031	248	261
Fannie Mae 7.50% 2031	89	95
Fannie Mae 7.50% 2031	87	91
Fannie Mae 7.50% 2031	49	52
Fannie Mae 8.00% 2031	3,135	3,341
Fannie Mae 4.381% 2033[2]	3,630	3,603
Fannie Mae 5.50% 2033	15,110	14,807
Fannie Mae 4.469% 2035[2]	4,355	4,297
Fannie Mae 4.50% 2035	35,570	32,905
Fannie Mae 4.50% 2035	5,812	5,379
Fannie Mae 4.50% 2035	3,473	3,213
Fannie Mae 4.50% 2035[2]	2,497	2,464
Fannie Mae 4.50% 2035	1,686	1,562
Fannie Mae 4.555% 2035[2]	3,773	3,726
Fannie Mae 5.50% 2035	10,249	10,025
Fannie Mae 5.50% 2035	5,496	5,381
Fannie Mae 6.50% 2035	53,209	54,290
Fannie Mae 4.50% 2036	2,120	1,963
Fannie Mae 5.424% 2036[2]	7,578	7,558
Fannie Mae 5.50% 2036	11,764	11,487
Fannie Mae 5.50% 2036	365	356
Fannie Mae 5.547% 2036[2]	8,951	8,948
Fannie Mae 6.00% 2036	5,560	5,555
Fannie Mae 6.00% 2036	790	790
Fannie Mae 6.00% 2036	386	386
Fannie Mae 6.50% 2036	36,404	37,212
Fannie Mae 5.50% 2037	10,920	10,662
Fannie Mae 5.50% 2037	10,251	10,008
Fannie Mae 5.50% 2037	6,875	6,635
Fannie Mae 5.50% 2037	4,686	4,523
Fannie Mae 5.50% 2037	3,076	2,971
Fannie Mae 5.888% 2037[2]	5,501	5,545
Fannie Mae 5.90% 2037[2]	7,650	7,713
Fannie Mae 6.00% 2037	14,412	14,396
Fannie Mae 6.00% 2037	10,000	9,989
Fannie Mae 6.00% 2037	5,644	5,638
Fannie Mae 6.00% 2037[3]	2,998	2,939
Fannie Mae 6.00% 2037	1,736	1,734
Fannie Mae 6.50% 2037	16,242	16,344
Fannie Mae 6.50% 2037	11,591	11,664
Fannie Mae 6.50% 2037	9,924	9,987
Fannie Mae 6.50% 2037	7,000	7,120
Fannie Mae 6.50% 2037	6,838	6,885
Fannie Mae 6.50% 2037	2,983	3,034
Fannie Mae 6.836% 2037[2]	2,486	2,543
Fannie Mae 7.00% 2037[3]	15,500	15,794
Fannie Mae 7.00% 2037	9,791	10,006
Fannie Mae 7.00% 2037	6,096	6,287
Fannie Mae 7.00% 2037	4,430	4,555
Fannie Mae 7.00% 2037	2,747	2,807
Fannie Mae 7.00% 2037[3]	2,685	2,727
Fannie Mae 7.00% 2037	1,732	1,770
Fannie Mae 7.00% 2037	861	880
Fannie Mae 7.50% 2037	2,500	2,581
Fannie Mae 7.50% 2037	1,415	1,462
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	400	401
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	27,102
Fannie Mae, Series 35, Class 2, 12.00% 2018	21	25
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	6,466	6,258
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	244	259
Fannie Mae, Series 2001-4, Class NA, 11.889% 2025[2]	3,410	3,806
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	2,669	2,665
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	820	852
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	3,073	3,214
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,472	1,521
Fannie Mae, Series 2001-20, Class E, 9.619% 2031[2]	103	113
Fannie Mae, Series 2001-20, Class C, 11.927% 2031[2]	439	490
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2,3]	11,000	9,402
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	11,659	11,259
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,785
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	7,112	5,369
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	5,502	3,845
Fannie Mae, Series 2006-65, Class PF, 5.785% 2036[2]	7,825	7,776
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,294	1,319
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,846	7,794
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	4,932	4,885
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	35,279	35,795
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,096	1,152
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	808	841
Freddie Mac 8.25% 2007	—	—
Freddie Mac 7.00% 2008	9	9
Freddie Mac 8.75% 2008	2	2
Freddie Mac 8.50% 2009	14	15
Freddie Mac 8.00% 2012	15	15
Freddie Mac 6.00% 2014	208	211
Freddie Mac 4.00% 2015	2,171	2,045
Freddie Mac 6.00% 2017	694	702
Freddie Mac 8.00% 2017	238	250
Freddie Mac 8.50% 2018	3	3
Freddie Mac 8.50% 2020	192	206
Freddie Mac 8.50% 2021	62	66
Freddie Mac 10.00% 2025	1,430	1,626
Freddie Mac 6.00% 2026	15,115	15,188
Freddie Mac 6.00% 2027	28,465	28,603
Freddie Mac 4.645% 2035[2]	10,753	10,596
Freddie Mac 5.00% 2035	12,640	12,027
Freddie Mac 5.00% 2035	6,718	6,390
Freddie Mac 5.50% 2035	3,035	2,966
Freddie Mac 5.50% 2035	3,001	2,932
Freddie Mac 5.50% 2037	9,939	9,702
Freddie Mac 5.50% 2037	9,727	9,497
Freddie Mac 5.50% 2037	2,170	2,119
Freddie Mac 6.00% 2037	75,750	75,667
Freddie Mac 6.00% 2037	10,000	9,995
Freddie Mac 6.00% 2037	6,000	5,997
Freddie Mac 6.00% 2037	5,750	5,744
Freddie Mac 6.00% 2037	3,600	3,595
Freddie Mac 6.012% 2037[2]	11,828	11,905
Freddie Mac 6.405% 2037[2]	4,464	4,517
Freddie Mac 6.472% 2037[2]	5,311	5,375
Freddie Mac 6.50% 2037	2,886	2,903
Freddie Mac, Series 2356, Class GD, 6.00% 2016	6,362	6,466
Freddie Mac, Series 2289, Class NA, 11.943% 2020[2]	1,971	2,181
Freddie Mac, Series 178, Class Z, 9.25% 2021	64	64
Freddie Mac, Series 2289, Class NB, 11.418% 2022[2]	402	450
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,647	1,491
Freddie Mac, Series 1567, Class A, 4.441% 2023[2]	66	61
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,117	2,177
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,034	4,103
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	682	708
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,820	4,819
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,288	7,553
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,409	4,012
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,834	3,454
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	3,124	2,345
Freddie Mac, Series 3257, Class PA, 5.50% 2036	5,494	5,483
Freddie Mac, Series 3156, Class PF, 5.861% 2036[2]	12,217	12,121
Freddie Mac, Series 3233, Class PA, 6.00% 2036	7,482	7,604
Freddie Mac, Series 3272, Class PA, 6.00% 2037	9,764	9,922
Government National Mortgage Assn. 7.50% 2009	19	19
Government National Mortgage Assn. 7.50% 2009	11	11
Government National Mortgage Assn. 9.00% 2009	67	67
Government National Mortgage Assn. 9.50% 2009	18	19
Government National Mortgage Assn. 7.50% 2011	56	58
Government National Mortgage Assn. 7.50% 2011	8	8
Government National Mortgage Assn. 5.50% 2013	43	43
Government National Mortgage Assn. 6.00% 2013	458	465
Government National Mortgage Assn. 6.00% 2014	341	346
Government National Mortgage Assn. 6.00% 2014	204	207
Government National Mortgage Assn. 6.00% 2014	98	99
Government National Mortgage Assn. 6.50% 2014	176	180
Government National Mortgage Assn. 6.50% 2014	169	172
Government National Mortgage Assn. 6.50% 2014	150	154
Government National Mortgage Assn. 6.50% 2014	126	128
Government National Mortgage Assn. 6.50% 2014	118	121
Government National Mortgage Assn. 6.50% 2014	113	116
Government National Mortgage Assn. 6.50% 2014	109	111
Government National Mortgage Assn. 6.50% 2014	85	86
Government National Mortgage Assn. 6.50% 2014	83	85
Government National Mortgage Assn. 6.50% 2014	81	83
Government National Mortgage Assn. 6.50% 2014	13	14
Government National Mortgage Assn. 6.50% 2014	13	13
Government National Mortgage Assn. 5.50% 2016	715	712
Government National Mortgage Assn. 5.50% 2016	452	450
Government National Mortgage Assn. 5.50% 2016	441	439
Government National Mortgage Assn. 5.50% 2016	408	406
Government National Mortgage Assn. 5.50% 2016	377	376
Government National Mortgage Assn. 5.50% 2016	342	341
Government National Mortgage Assn. 5.50% 2016	330	329
Government National Mortgage Assn. 5.50% 2016	307	305
Government National Mortgage Assn. 5.50% 2016	247	246
Government National Mortgage Assn. 5.50% 2016	205	204
Government National Mortgage Assn. 5.50% 2016	185	184
Government National Mortgage Assn. 5.50% 2016	177	176
Government National Mortgage Assn. 5.50% 2016	140	140
Government National Mortgage Assn. 5.50% 2016	117	117
Government National Mortgage Assn. 5.50% 2016	77	77
Government National Mortgage Assn. 6.00% 2016	879	890
Government National Mortgage Assn. 6.50% 2016	434	443
Government National Mortgage Assn. 6.50% 2016	395	403
Government National Mortgage Assn. 9.00% 2016	57	63
Government National Mortgage Assn. 5.50% 2017	4,025	4,007
Government National Mortgage Assn. 5.50% 2017	3,184	3,170
Government National Mortgage Assn. 10.00% 2019	1,049	1,191
Government National Mortgage Assn. 8.50% 2021	58	63
Government National Mortgage Assn. 8.50% 2021	12	13
Government National Mortgage Assn. 10.00% 2021	359	411
Government National Mortgage Assn. 8.50% 2022	20	21
Government National Mortgage Assn. 8.50% 2022	18	20
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 6.00% 2035	31	31
Government National Mortgage Assn. 5.50% 2036	11,744	11,508
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,672
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,599
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,633
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-4, 4.75% 2018	11,352	10,907
Banc of America Mortgage Securities, Inc., Series 2003-7, Class A-3, 5.00% 2018	8,852	8,579
Banc of America Mortgage Securities, Inc., Series 2003-8, Class 2-A-5, 5.00% 2018	8,757	8,487
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,335	1,298
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-4, 4.686% 2037	2,250	2,095
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	3,000	3,067
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	9,956	9,904
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	5,000	4,854
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.681% 2039[2]	4,800	4,790
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	5,000	4,868
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	3,000	2,964
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,811
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-4, 4.738% 2042	2,000	1,870
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	5,000	4,743
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	3,000	2,951
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.066% 2045[2]	2,000	2,029
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,500	5,314
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	5,500	5,281
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	2,700	2,591
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	5,000	4,796
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	3,000	2,973
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	3,250	3,147
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037[3]	17,661	17,569
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	8,000	7,632
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[2]	6,750	6,611
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.518% 2044[2]	5,000	4,920
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	8,398	8,069
Chase Mortgage Finance Trust, Series 2004-S1, Class A-1, 5.00% 2019	9,126	8,845
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	9,054	8,775
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,921	1,861
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.35% 2037[2]	3,208	3,153
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.826% 2037[2]	2,897	2,827
Countrywide Alternative Loan Trust, Series 2005-23CB, Class A-15, 5.50% 2035	3,524	3,392
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A-1, 5.50% 2037[3]	2,083	2,084
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.886% 2047[2]	5,646	5,578
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.989% 2047[2]	4,788	4,689
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	10,031	9,661
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	2,488	2,417
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	11,130	10,788
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	10,750	10,634
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	8,122	7,803
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.374% 2042[2]	5,000	4,948
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.944% 2042[2]	2,455	2,468
MASTR Asset Securitization Trust, Series 2003-5, Class 2-A-1, 5.00% 2018	5,990	5,805
Cendant Mortgage Capital LLC, Series 2003-4, Class II-A-1, 5.00% 2033	5,747	5,565
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	5,500	5,421
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	5,559	5,388
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.153% 2036[2]	5,179	5,225
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	5,004	4,846
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 6.00% 2037[2,3]	4,750	4,679
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	4,665	4,641
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	4,818	4,589
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.902% 2045[2]	3,000	3,000
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	3,000	2,963
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-3, 5.289% 2044[2]	3,000	2,951
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,000	2,794
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	2,875	2,738
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	1,978	2,024
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.125% 2047[2,3]	2,000	2,002
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.944% 2037[2,3]	1,987	1,937
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	2,000	1,880
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	1,594	1,518
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	1,030	1,016
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A-2, 4.201% 2029	840	817
Paine Webber CMO, Series O, Class 5, 9.50% 2019	226	246
		1,353,570

U.S. TREASURY BONDS & NOTES — 26.92%
U.S. Treasury 3.00% 2007	15,425	15,392
U.S. Treasury 3.625% 2008[3,5]	2,070	2,064
U.S. Treasury 4.75% 2008	18,150	18,261
U.S. Treasury 3.625% 2009	18,185	17,998
U.S. Treasury 3.625% 2010	8,030	7,922
U.S. Treasury 4.00% 2010	49,000	48,774
U.S. Treasury 5.75% 2010	11,435	11,929
U.S. Treasury 6.50% 2010	10,000	10,523
U.S. Treasury 2.375% 2011[3,5]	2,073	2,069
U.S. Treasury 4.50% 2011	24,750	24,988
U.S. Treasury 4.50% 2011	10,200	10,300
U.S. Treasury 4.625% 2011	24,000	24,337
U.S. Treasury 4.875% 2011	12,000	12,275
U.S. Treasury 4.875% 2011	11,245	11,492
U.S. Treasury 3.625% 2013	43,250	41,790
U.S. Treasury 3.875% 2013	17,250	16,910
U.S. Treasury 4.25% 2013	92,500	92,225
U.S. Treasury 12.00% 2013	4,000	4,283
U.S. Treasury 2.00% 2014[3,5]	6,342	6,191
U.S. Treasury 4.00% 2014	5,560	5,455
U.S. Treasury 4.25% 2014	22,500	22,335
U.S. Treasury 4.25% 2014	11,025	10,912
U.S. Treasury 11.25% 2015	17,500	24,950
U.S. Treasury 5.125% 2016	26,000	27,113
U.S. Treasury 2.375% 2017[3,5]	6,224	6,219
U.S. Treasury 4.625% 2017	12,925	13,000
U.S. Treasury 8.125% 2019	21,100	27,522
U.S. Treasury 8.50% 2020	31,250	42,075
U.S. Treasury 7.875% 2021[6]	15,250	19,827
U.S. Treasury 8.00% 2021	400	529
U.S. Treasury 6.25% 2023	8,665	9,980
U.S. Treasury 7.125% 2023[6]	17,500	21,782
U.S. Treasury 6.50% 2026	1,230	1,476
U.S. Treasury 6.25% 2030	6,000	7,134
U.S. Treasury 5.375% 2031	5,000	5,354
U.S. Treasury 3.375% 2032[3,5]	3,504	4,192
U.S. Treasury 4.50% 2036	39,950	37,828
U.S. Treasury 5.00% 2037	15,660	16,059
U.S. Treasury Principal Strip 0% 2019	2,000	1,154
U.S. Treasury Principal Strip 0% 2037	30,000	7,273
		691,892

FEDERAL AGENCY BONDS & NOTES — 9.74%
Freddie Mac 5.25% 2011	99,680	101,415
Freddie Mac 4.50% 2014	5,000	4,890
Freddie Mac 5.25% 2016	9,000	9,114
Freddie Mac 5.50% 2017	9,000	9,274
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	12,587	12,541
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	2,782	2,807
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,472	1,498
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	4,551	4,699
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	8,612	8,464
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	6,750	6,767
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,538
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	6,450	6,622
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	10,225	10,138
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	18,358
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,146
Fannie Mae 6.00% 2011	7,550	7,865
Fannie Mae 6.125% 2012	13,750	14,493
Federal Home Loan Bank 5.04% 2008[2]	13,405	13,408
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[1]	5,644	5,498
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,301	2,319
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	1,591	1,629
		250,483

ASSET-BACKED OBLIGATIONS[1] — 5.25%
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3,4]	5,000	4,745
CPS Auto Receivables Trust, Series 2006-D, Class A-4, FSA insured, 5.115% 2013[4]	2,000	1,996
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	5,500	5,564
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	10,000	10,070
Hyundai Auto Receivables Trust, Series 2006-B, Class A-4, 5.15% 2013	10,000	9,989
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	10,000	9,959
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[4]	2,611	2,597
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	5,083	5,085
Irwin Home Equity, Series 2006-P1, Class 2-A4, AMBAC insured, 5.80% 2037[2,3,4]	6,578	6,475
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2]	4,000	3,834
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2,3]	2,560	2,432
CWHEQ Home Equity Loan Trust, Series 2007-9, Class 2-A-3, 5.685% 2047[2,4]	5,965	5,698
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3,4]	5,500	5,495
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,500	2,498
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,812	2,832
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	5,450	5,330
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2,3]	5,500	5,280
Capital One Auto Finance Trust, Series 2007-A, Class A-3-A, AMBAC insured, 5.25% 2011	5,000	4,991
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	4,990	4,883
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	4,830	4,772
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	4,600	4,601
Chase Issuance Trust, Series 2006-8, Class A, 5.671% 2016[2]	4,500	4,406
J.P. Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class A-F-6, 5.501% 2036[2]	4,000	3,807
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 5.651% 2013[2]	1,670	1,659
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018[3]	2,000	1,977
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 5.861% 2013[2]	3,250	3,251
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	3,000	2,993
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	3,000	2,991
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	2,000	1,993
Argent Securities Trust, Series 2006-W3, Class A-2C, 5.685% 2036[2]	2,000	1,915
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	395	392
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	200	202
Triad Automobile Receivables Trust, Series 2006-C, Class A-2, AMBAC insured, 5.40% 2010	158	158
		134,870

Total bonds & notes (cost: $2,437,943,000)		2,430,815

Short-term securities — 5.79%

Federal Home Loan Bank 4.20%–5.02% due 9/4–9/27/2007	67,300	67,107
Federal Farm Credit Banks 4.50%–5.13% due 9/4–9/18/2007	40,000	39,945
International Bank for Reconstruction and Development 4.60% due 9/12/2007	30,750	30,703
Tennessee Valley Authority 5.12% due 9/13/2007	11,000	10,980

Total short-term securities (cost: $148,735,000)		148,735

Total investment securities (cost: $2,586,678,000)		2,579,550
Other assets less liabilities		(9,486)

Net assets		$2,570,064

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $124,662,000.
4Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.  The total value of all such restricted securities was $89,651,000, which represented 3.49% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-922-1007O-S10927

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of
The American Funds Income Series - U.S. Government Securities Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The American Funds Income Series - U.S. Government Securities Fund, (the “Fund”) as of August 31, 2007, and for the year then ended and have issued our report thereon dated October 11, 2007, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR.  Our audit also included the Fund’s investment portfolio (the “Schedule”) as of August 31, 2007, appearing in Item 6 of this Form N-CSR.  This Schedule is the responsibility of the Fund’s management.  Our responsibility is to express an opinion based on our audit.  In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California
October 11, 2007

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: November 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: November 8, 2007